Other payables	12 Months Ended
Dec. 31, 2025
Trade and other current payables [abstract]
Other payables

30. Other payables

Other payables as at December 31, 2025 and 2024 are analysed as follows:

	31/12/25	31/12/24
Salaries and wages	6,653	6,014
Social security contributions	5,643	5,292
Vacation accrual	5,265	4,499
Withholding taxes on payroll and on others	1,928	1,966
Advance payment from the sale of a building (High Point, NC, USA)	—	3,658
Other accounts payable	5,595	5,277
Total	25,084	26,706

Liabilities to employees, social security institutions, and for accrued but unused vacation primarily relate to obligations for the payment of monthly salaries, provisions for vacation, and the related social charges. The item 'Withholding taxes on payroll and on others' reflects tax withholdings made in accordance with applicable tax legislation.

As at 31 December 2025, the item 'Social security contributions'includes the current portion of the early retirement agreement ('expansion contract’), amounting to 660 (668 as at 31 December 2024).

The liability arising from the advance payment for the sale of the building located in High Point was zero as at 31 December 2025, following the execution of the property sale agreement in March 2025 (see Notes 7 and 45). As at 31 December 2024, a liability of 3,658 had been recognized in relation to the advance received from the majority shareholder upon signing the preliminary agreement for the disposal of the High Point building in October 2024.